Convertible Notes and Notes Payable (Details Narrative)																1 Months Ended													2 Months Ended	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 19, 2025 USD ($) $ / shares shares	Aug. 29, 2025 USD ($) shares	Mar. 06, 2025 USD ($)	Sep. 17, 2024 USD ($)	Aug. 08, 2024 USD ($)	Jul. 12, 2024 USD ($)	May 28, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 18, 2023 USD ($)	Nov. 01, 2023 USD ($) shares	Oct. 31, 2023	Apr. 28, 2023 USD ($) $ / shares shares	Apr. 05, 2023 USD ($)	Nov. 01, 2022 USD ($) Integer shares	Oct. 25, 2022 $ / shares	Aug. 31, 2025 USD ($) shares	Nov. 30, 2024 USD ($) $ / shares	May 31, 2024	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 29, 2022	Apr. 30, 2022 USD ($)	Aug. 31, 2021 USD ($)	May 31, 2021 USD ($)	Feb. 29, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Feb. 28, 2025 USD ($)	Oct. 31, 2024 $ / shares	Jan. 30, 2024 USD ($)	Jan. 01, 2024 USD ($)	Aug. 17, 2023 $ / shares	Dec. 29, 2022 $ / shares
Notes payable																														$ 198,000				$ 198,000			$ 659,000
Interest rate																	0.00%
Accrued interest																														0				0			$ 100,000
Conversion price per share | $ / shares																																										$ 1.59
Loss on extinguishment of debt																														$ (967,000)				$ (967,000)
Number of warrants | shares																					2,168,610									26,538,041				26,538,041			10,307,636	2,168,610
Common Stock, Shares, Issued | shares																					13,234,315,298									65,229,461,523				65,229,461,523			53,186,919,523	13,234,315,298
Change in fair value of warrant liability																$ 1,900,000	$ 82,100
Aggregate fair value																	$ 191,800
Amortization of debt issuance costs																														$ 100,000				$ 100,000
Gross proceeds from issuance of ordinary shares																																		5,879,000	$ 8,687,000		$ 11,815,000	$ 7,016,000
Trading percentage		97.00%
Trading price discount percentage		20.00%
Volume weighted average price		$ 12,500,000
Trading percentage, thereafter		98.00%
Interest expense																														$ 100,000				$ 100,000
Common stock, par value | $ / shares																					$ 0.0001									$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001					$ 0.0001
Expected volatility																																		94.10%	83.00%		83.00%	99.20%
Risk-free rate																																		4.00%	3.90%		3.90%	3.80%
Expected term (in years)																																		5 years 8 months 12 days	5 years		5 years	6 years
Share based combensation expense																														$ 685,000	248,000			$ 2,419,000	$ 989,000		$ 2,245,000	$ 1,150,000
Peak Bio, Inc. [Member]
Interest rate																						5.00%					1.00%	1.00%
Loan, maturity date																						Dec. 31, 2023						May 31, 2022
Conversion price per share | $ / shares																								$ 10.00									$ 10.00
Loss on extinguishment of debt													$ 13,000																							$ (1,014,368)		$ (15,490)	$ (467,073)
Share Price | $ / shares															$ 13.05																	$ 0.01				$ 0.01										$ 10.115
Common Stock, Shares, Issued | shares																					23,124,888										23,124,888				23,124,888			23,124,888	21,713,248
Change in fair value of warrant liability																																				$ (2,030,182)		$ (2,100,123)	$ 75,000
Gross proceeds from issuance of ordinary shares																																				105,317		105,317	5,177,163
Proceeds from related party loan																						$ 250,000																	500,000
Repayment of debt																																							150,000
Related party loan, principal amount												$ 448,940
Portion of accrued interest												26,830										$ 1,199
Conversion of loan, shares | shares																								50,273
Warrants issued | shares																								46,754									46,754
Promissory note assumed																							$ 211,643
Fair value adjustment to long-term convertible notes payable																																							(1,186,800)
Payment of convertible notes																																						$ 300,000
Exercise price of warrants | $ / shares																					$ 4.97										$ 6.46				$ 6.46			$ 4.97
Common stock, par value | $ / shares																					$ 0.0001										$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Commission paid												125,000
Derivative liability																					$ 361,704										$ 3,020,610				$ 3,020,610			$ 361,704	$ 166,000
Exchange of related party loans for convertible notes																																				$ 1,130,775		$ 1,130,775
Exercise price | $ / shares																					$ 0.08										$ 0.08				$ 0.08			$ 0.08
Expected volatility															28.10%																				95.00%	79.30%		79.30%	75.10%
Risk-free rate															4.00%																				3.47%	4.66%		4.66%	1.81%
Expected term (in years)															1 month 28 days																				5 years 3 months 18 days	1 year		1 year	7 years
Share based combensation expense																															$ 0	$ 76,795			$ 30,509	$ 375,239		$ 275,418	$ 560,060
Total premiums, taxes and fees financed										$ 631,993				$ 1,006,342
Annual interest rate										9.95%				7.20%
Insurance financing payable																					$ 631,993										$ 0				$ 0			$ 631,993	$ 921,576
Peak Bio, Inc. [Member] | April 2023 Convertible Note Warrant[Member]
Fair value												1,527,640
Peak Bio, Inc. [Member] | Private Placement Warrants [Member]
Fair value												87,552
Exercise price | $ / shares																					$ 0.18										$ 0.18	$ 0.83			$ 0.18	$ 0.83		$ 0.18	$ 4.19
Expected volatility																																			96.00%	45.50%		84.00%	30.00%
Risk-free rate																																			3.58%	4.12%		4.01%	3.99%
Expected term (in years)																																			3 years 1 month 2 days	4 years 4 months 2 days		3 years 10 months 2 days	4 years 10 months 2 days
Peak Bio, Inc. [Member] | April 2023 Conversion Feature Liability [Member]
Fair value																					$ 0																	$ 0						$ 0
Derivative liability																															$ 560,436				$ 560,436
Expected volatility																																			66.50%			66.50%
Risk-free rate																																			4.94%			4.94%
Expected term (in years)																																			6 months			6 months
Peak Bio, Inc. [Member] | April 2023 Convertible Note Warrants [Member]
Fair value																					0																	$ 0
Expected volatility																																			74.90%			74.90%
Risk-free rate																																			4.65%			4.65%
Expected term (in years)																																			4 years 5 months 26 days			4 years 5 months 26 days
Peak Bio, Inc. [Member] | December 2023 Conversion Feature Liability [Member]
Fair value									$ 107,143
Derivative liability																					400,000										745,610				$ 745,610			$ 400,000
Fair value of derivative liability, description																																			At September 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $745,610 by applying the probability of a business combination of 65% to the Automatic Discount of 43%. The probability of a business combination was reduced from 75% at June 30, 2024 to 65% at September 30, 2024 due to the Company’s estimates on the closing of a business combination and its impact on cash resources to complete a business combination and continue operations.			The fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $0.4 million by applying the probability of a business combination of 50% to the Automatic Discount of 43%
Peak Bio, Inc. [Member] | PIPE Warrants [Member]
Number of warrants | shares										492,045
Warrants outstanding										$ 4,920
Class of warrant or right issued | shares														445,545
Peak Bio, Inc. [Member] | Director Nominee [Member]
Loans payable to bank																								$ 500,000									$ 500,000
Interest rate																									5.00%
Loans Payable [Member] | Peak Bio, Inc. [Member]
Interest rate																											1.00%	1.00%
Loan, maturity date																											Jul. 31, 2022	May 31, 2022
Proceeds from related party loan																											$ 750,000	$ 750,000
Long-term debt																					901,060																	$ 901,060	$ 1,375,000
Founder Loans [Member] | Peak Bio, Inc. [Member]
Long-term debt																					901,060										901,060				$ 901,060			901,060
Interest expense																															0	$ 3,563			0	$ 10,735		11,757	22,388
Employee and Director Loans [Member] | Peak Bio, Inc. [Member]
Portion of accrued interest												$ 516
Interest expense																																						0	516
Loans payable to bank																												$ 23,000
Interest rate																												4.00%
Employee and Director Loans [Member] | Peak Bio, Inc. [Member] | PIPE Warrants [Member]
Loss on extinguishment of debt																																							467,073
Measurement Input, Share Price [Member]
Discount rate																1.11	0.81
Measurement Input, Share Price [Member] | Series A Warrants [Member]
Discount rate																1.11
Measurement Input, Price Volatility [Member]
Discount rate																0.93	86
Measurement Input, Price Volatility [Member] | Series A Warrants [Member]
Discount rate																0.88
Measurement Input, Risk Free Interest Rate [Member]
Discount rate																0.0382	3.68
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Discount rate																0.0370
Measurement Input, Expected Term [Member]
Discount rate																0.6	5
Measurement Input, Expected Term [Member] | Series A Warrants [Member]
Discount rate																4.6
Warrant Amendment Agreements [Member]
Change in fair value of warrant liability																$ 800,000
Aggregate fair value																$ 1,400,000
Warrant Amendment Agreements [Member] | Measurement Input, Share Price [Member]
Discount rate																0.98
Warrant Amendment Agreements [Member] | Measurement Input, Price Volatility [Member]
Discount rate																0.88
Warrant Amendment Agreements [Member] | Measurement Input, Risk Free Interest Rate [Member]
Discount rate																0.0385
Warrant Amendment Agreements [Member] | Measurement Input, Expected Term [Member]
Discount rate																4.6
ELOC Purchase Agreement [Member]
Exchange cap rate		0.1999
Beneficial ownership limitation		4.99%
Beneficial ownership limitation increased		9.99%
Purchase commitment, description		As consideration for the Purchaser’s execution of the ELOC Purchase Agreement, the Company will pay a document preparation fee of $15,000, to be deducted from the proceeds related to the first Purchase Notice, and cash commitment fees of $37,500 when aggregate Purchase Notices exceed $500,000 and $87,500 (or $125,000 if $1,000,000 is reached first) when aggregate Purchase Notices exceed $1,000,000. Additionally, if the Company fails to close at least $625,000 in purchases by the 180th day after the Registration Statement’s effective date, the Company will issue ADSs, represented by Ordinary Shares, equivalent to $75,000 divided by the lowest traded ADS price during a 10-day period preceding that date (the “Commitment Shares”).
Document fee		$ 15,000
Fair value of derivative liability		100,000
ELOC Purchase Agreement [Member] | White Lion Capital LLC [Member]
Gross proceeds from issuance of ordinary shares		$ 25,000,000
ELOC Purchase Agreement [Member] | Common Stock [Member]
Ordinary shares issued | shares		13,039,369,358
ELOC Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Discount rate		0.76
ELOC Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Discount rate		0.97
ELOC Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Discount rate		0.0352
ELOC Purchase Agreement [Member] | Measurement Input, Discount Rate [Member]
Discount rate		0.713
Venn License Agreement [Member] | Peak Bio, Inc. [Member]
Interest expense																																						1,069	2,737
Venn License Agreement [Member] | Peak Bio, Inc. [Member] | Founder and Director [Member]
Repayments of upfront payments																										$ 400,000
Unpaid principal balance rate																										1.00%
Warrant Subscription Agreements [Member] | Peak Bio, Inc. [Member]
Warrant to purchase shares of common stock | shares												209,670
Common stock, par value | $ / shares												$ 0.60
Commission paid												$ 125,000
Insurance Financing Payable [Member] | Peak Bio, Inc. [Member]
Interest expense																															5,736	7,608			17,208	22,823		3,824	22,823
Secured Founder Loan [Member] | Peak Bio, Inc. [Member] | Senior Secured Promissory Note [Member]
Interest expense																															28,125	0			76,824	0
Debt instrument, interest rate, effective percentage								15.00%												15.00%
Proceeds from a Senior Secured Promissory Note								$ 750,000
September 2024 Note Payable [Member]
Notes payable																	$ 300,000													100,000				$ 100,000			$ 300,000
Debt instrument, payment terms																																		payable over twenty equal monthly installments beginning on November 1, 2024 and expiring on June 1, 2026.			payable over twenty equal monthly installments beginning on November 1, 2024 and expiring on June 1, 2026
November 2023 Note Payable [Member]
Notes payable																	$ 400,000																				$ 400,000				$ 325,000
Interest rate																	6.00%
Loan, maturity date																	Dec. 31, 2024
Interest expenses																																					100,000
Accrued interest																																					100,000
Debt instrument, payment made			$ 325,000
Debt instrument, payment date																																		Mar. 06, 2025
Loss on extinguishment of debt			$ 100,000
April 2023 Convertible Notes [Member]
Interest rate																	10.00%
Convertible notes																	$ 700,000
Conversion price per share | $ / shares																	$ 0.00102
Share Price | $ / shares																	2.04
April, 2023 Peak Bio Convertible Noteholder Warrants [Member]
Number of warrants | shares	342,420
Common Stock, Shares, Issued | shares	684,840,000
Change in fair value of warrant liability	$ 109,700
April, 2023 Peak Bio Convertible Noteholder Warrants [Member] | Letter Agreement [Member]
Conversion price per share | $ / shares	$ 0.000405																$ 0.001
Share Price | $ / shares	$ 0.81
April 2023 Convertible Notes and Warrants Amendment [Member]
Debt conversion original debt	$ 100,000
Amortization of interest expense	100,000
April 2023 Convertible Notes and Warrants Amendment [Member] | Letter Agreement [Member]
Convertible notes	$ 81,700
Conversion price per share | $ / shares	$ 0.000405
Share Price | $ / shares	$ 0.81
April, 2023 Convertible Note [Member]
Interest expenses																														100,000				$ 100,000
Accrued interest																														0				0			100,000
Principal amount																														700,000				700,000			$ 700,000
August, 2025 Notes [Member]
Loss on extinguishment of debt																$ 400,000
Change in fair value of warrant liability																2,100,000
Principal amount																$ 3,763,750
Original issuance discount percentage																20.00%
Aggregate purchase price																$ 3,011,000
Debt issuance cost																1,500,000
Notes payable																														$ 100,000				$ 100,000
August, 2025 Notes [Member] | Paulson Investment Company LLC [Member]
Placement agent fees																100,000
August, 2025 Notes [Member] | Series A Warrants [Member]
Change in fair value of warrant liability																3,900,000
August, 2025 Notes [Member] | Third Party Investors [Member]
Principal amount																1,875,000
Aggregate purchase price																$ 1,500,000
August, 2025 Notes [Member] | Warrant Amendment Agreements [Member] | Series A Warrants [Member]
Number of warrants | shares																4,891,272
April 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member]
Loss on extinguishment of debt																																						1,014,368
Portion of accrued interest																																			138,834
Interest expense																															28,269	47,755			84,808	79,902		115,335
Amortization of debt discount premium																															0	30,654			0	51,090		61,309
Unsecured convertible promissory note																					1,130,775										1,269,609				1,269,609			1,130,775
Aggregate principal amount																																			1,130,775
April 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member] | April 2023 Conversion Feature Liability [Member]
Fair value												288,710									$ 300,000										$ 300,000				$ 300,000			$ 300,000
Exercise price | $ / shares																					$ 0.655										$ 0.655				$ 0.655			$ 0.655
Expected volatility																																			66.50%			66.50%
Risk-free rate																																			4.94%			4.94%
Expected term (in years)																																			6 months			6 months
April 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member] | April 2023 Convertible Note Warrants [Member]
Fair value												$ 786,967
Class of warrant or right issued | shares												1,884,625
April 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member] | 2021 Founder Loan [Member]
Related party loan, principal amount																																						$ 448,940
Portion of accrued interest																																						26,830
April 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member] | March 2023 Founder Loan [Member]
Related party loan, principal amount																																						250,000
Portion of accrued interest																																						1,199
April 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member] | Founder and Director [Member]
Exchange of related party loans for convertible notes												$ 1,130,775
April 2023 Convertible Notes Under Related Party [Member] | Venn License Agreement [Member] | Peak Bio, Inc. [Member]
Related party loan, principal amount																																						400,000
Portion of accrued interest												$ 3,806																										3,806
Promissory Notes [Member] | Peak Bio, Inc. [Member]
Capital contribution from related party																																						211,643
2022 Pre-Business Combination Convertible Notes [Member] | Peak Bio, Inc. [Member]
Conversion price per share | $ / shares																								$ 10.00									$ 10.00
Loans payable to bank																								$ 1,250,000									$ 1,250,000
Interest rate																																	5.00%
Conversion of loan, shares | shares																																	126,306
Business combination exercise price | $ / shares																																	$ 0.01
Warrant coverage on common stock prior to the consummation of the business combination																																	25.00%
Fair value adjustment to long-term convertible notes payable																																	$ 1,186,800
2022 Pre-Business Combination Convertible Notes [Member] | Peak Bio, Inc. [Member] | Minimum [Member]
Warrant coverage on common stock																																	25.00%
2022 Pre-Business Combination Convertible Notes [Member] | Peak Bio, Inc. [Member] | Maximum [Member]
Warrant coverage on common stock																																	93.00%
2022 Pre-Business Combination Convertible Notes [Member] | Peak Bio, Inc. [Member] | PIPE Warrants [Member]
Warrants issued | shares																								117,466									117,466
November 2022 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Interest rate										6.00%				8.00%																							6.00%
Loan, maturity date										Dec. 31, 2024				Oct. 31, 2023
Convertible notes														$ 1,512,500
Loss on extinguishment of debt																																						998,878
Portion of accrued interest																																			$ 28,622			28,622
Interest expense																															$ 0	41,704			0	130,782
Gross proceeds percentage											15.00%
Weighted average price of common stock														90.00%
Trading days | Integer														5
Embedded derivative fair value of derivative liability														$ 165,000
Fair value of derivative liability														$ 165,000
Amortization of debt discount premium																																						137,802	27,198
Unsecured convertible promissory note																					$ 378,622										378,622				378,622			378,622	$ 1,374,698
Payment of convertible notes																																						300,000
Aggregate principal amount																																			350,000			350,000
November 2022 Convertible Notes [Member] | Peak Bio, Inc. [Member] | Forecast [Member]
Payment of convertible notes																																					$ 378,622
November 2022 Convertible Notes [Member] | Peak Bio, Inc. [Member] | Minimum [Member]
Convertible notes										$ 650,000
November 2022 Convertible Notes [Member] | Peak Bio, Inc. [Member] | Maximum [Member]
Convertible notes										$ 1,512,500
April 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Interest rate												6.00%
Loan, maturity date												Oct. 28, 2023
Conversion price per share | $ / shares												$ 0.60
Change in fair value of warrant liability																																						1,527,641
Portion of accrued interest																																			144,812			96,274
Interest expense																															44,376	1,119,369			133,128	2,032,223		2,405,657
Amortization of debt discount premium																															0	$ 1,083,834			0	$ 1,976,295
Aggregate purchase amount of shares | shares												2,195,034
Debt instrument, interest rate during period												10.00%
Maturity term												5 years
Exercise price of warrants | $ / shares												$ 0.60
Debt instrument, exchange amount								$ 250,600												$ 250,600	187,950																	187,950
Warrants outstanding																					2,111,308										1,919,846				1,919,846			$ 2,111,308
Percentage of the total number of shares of common stock received																																						1.00%
Aggregate principal amount																																			1,775,034
April 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member] | April 2023 Convertible Note Warrant[Member]
Fair value												$ 1,527,640
April 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member] | Private Placement Warrants [Member]
Amortization of debt discount premium																																						$ 87,552
Fair value												87,552
Cash commission																																						64,870
April 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member] | April 2023 Conversion Feature Liability [Member]
Fair value												560,436
Derivative liability																					$ 560,436																	560,436
April 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member] | April 2023 Convertible Note Warrants [Member]
Fair value												$ 1,527,640
April 2023 Convertible Notes [Member] | Warrant Subscription Agreements [Member] | Peak Bio, Inc. [Member]
Number of warrants common stock | shares												3,658,390
December 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Loan, maturity date																					Dec. 18, 2024
Related party loan, principal amount																					$ 1,000,000								$ 738,000
Portion of accrued interest																																			164,310
Interest expense																															222,474				616,264			10,305
Unsecured convertible promissory note																					$ 857,097										2,024,965				2,024,965			$ 857,097
Debt instrument, exchange amount																			$ 250,600										$ 250,600														$ 250,600
Debt instrument, interest rate, effective percentage																					10.00%																	10.00%
Conversion rate																					70.00%
Commission paid																			$ 63,840	$ 83,600	$ 83,600
Percentage of the total number of shares of common stock received																					4.00%
Share based combensation expense																																			0			$ 0
Fair value of derivative liability, description																					The fair value of the derivative liability related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 50% to the Automatic Discount of 43%.
December 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member] | Optional Conversion Feature [Member]
Derivative liability																					$ 0										0				0			0
Conversion rate																					90.00%
December 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member] | Automatic Conversion Feature [Member]
Derivative liability																					$ 400,000										573,546,000,000				573,546,000,000			400,000
December 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member] | December 2023 Placement Agent [Member]
Amortization of debt discount premium																															167,613				454,952			7,307
December 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member]
Portion of accrued interest																																			39,316
Interest expense																															40,300				115,872			5,227
Unsecured convertible promissory note																					$ 396,303										474,640				474,640			396,303
December 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member] | December 2023 Placement Agent [Member]
Amortization of debt discount premium																															27,697				78,337			$ 3,446
December 2023 Convertible Notes Under Related Party [Member] | Peak Bio, Inc. [Member] | Director [Member]
Aggregate principal amount									$ 500,000
Senior Secured Promissory Note [Member] | Secured Founder Loan [Member] | Peak Bio, Inc. [Member]
Loan, maturity date								Jan. 23, 2025
Secured Promissory Note [Member] | Peak Bio, Inc. [Member]
Debt instrument, payment terms				payable over twenty equal monthly instalments starting on November 1, 2024 and expiring on June 1, 2026
Convertible notes																															178,750				178,750
Principal amount				$ 325,000
Unsecured convertible promissory note																															325,000				325,000
Debt instrument, interest rate during period				0.00%
Convertible promissory note noncurrent																															146,250				146,250
May 2024 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Loan, maturity date																		Dec. 18, 2024
Portion of accrued interest																																			68,726
Interest expense																															750,825				813,672
Amortization of debt discount premium																															689,552				741,945
Unsecured convertible promissory note																															1,452,939				$ 1,452,939
Debt instrument, interest rate, effective percentage																		10.00%
Conversion rate																		50.00%
Fair value of derivative liability, description																																			The fair value of the derivative liability from the May 2024 issuances related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 70% to the Automatic Discount of 100%. The fair value of the derivative liability from the July 2024 issuances related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 65% to the Automatic Discount of 100%. The probability of a business combination was reduced from 75% at June 30, 2024 to 65% at July 12, 2024 due to the Company’s estimates on the closing of a business combination and its impact on cash resources to complete a business combination and continue operations.
Aggregate principal amount					$ 100,000	$ 2,000,000	$ 824,500
May 2024 Convertible Notes [Member] | Peak Bio, Inc. [Member] | Transfer Agent [Member]
Related party loan, principal amount						2,500,000
Commission paid						200,000
May 2024 Convertible Notes Related Party [Member] | Peak Bio, Inc. [Member]
Portion of accrued interest																																			$ 24,407
Interest expense																															225,562				262,944
Amortization of debt discount premium																															207,677				238,588
Unsecured convertible promissory note																															$ 486,368				$ 486,368
Derivative liability							551,625
Aggregate principal amount						100,000
May 2024 Convertible Notes Related Party [Member] | Peak Bio, Inc. [Member] | Founder and Director [Member]
Convertible notes							$ 500,000
Proceeds from related party loan						$ 175,500